THE COVID-19 PANDEMIC AND ITS IMPACT ON TERNIUM - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unusual or Infrequent Items, or Both, Disclosure1 [Abstract]
Cash flows from (used in) operating activities	$ 1,761,246	$ 1,647,619	$ 1,739,265
Capital expenditures	560,013	$ 1,052,252	$ 520,250
Net debt	$ 371,000